Description Of Company And Significant Accounting Policies (Schedule Of Revenue And Receivables From Major Customers) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Revenues	$ 937	$ 1,034	$ 1,094	$ 1,106	$ 1,190	$ 1,073	$ 1,009	$ 996	$ 4,171	$ 4,268	$ 5,096
U.S. government
Revenue, Major Customer [Line Items]
Revenues									$ 1,914	$ 1,090	$ 378
Revenue percentage (percentage)									46.00%	26.00%	7.00%
Receivables percentage (percentage)									32.00%	27.00%	4.00%
Chevron
Revenue, Major Customer [Line Items]
Revenues									$ 56	$ 105	$ 523
Revenue percentage (percentage)									1.00%	2.00%	10.00%
Receivables percentage (percentage)									1.00%	1.00%	5.00%